Receivables and Other Assets from YR TV Station under Arbitration	12 Months Ended
Dec. 31, 2017
Receivables and Other Assets from YR TV Station under Arbitration [Abstract]
RECEIVABLES AND OTHER ASSETS FROM YR TV STATION UNDER ARBITRATION

NOTE 4 – RECEIVABLES AND OTHER ASSETS FROM YR TV STATION UNDER ARBITRATION

	December 31, 2017	December 31, 2016

China YR TV Station- Loan	$751,377	$751,377
China YR TV Station- Advertising income	3,089,450	3,089,450
China YR TV Station- Others	184,457	184,457
Impairment	(4,025,284)	(4,025,284)
	$-	$-

As discussed in Note 1 Organization “Termination of Business Contract with YR TV Station”, the Company was forced to terminate cooperation with its joint venture partner, YR TV Station due to the PRC’s internal restructuring for TV broadcasting business in Shanxi Province, YR TV Station had merged with Shanxi Broadcasting Group. Beginning from December 31, 2011, the carrying value of the assets that are under arbitration is separately presented in the Balance Sheet in the caption “Receivables from YR TV Station under arbitration” and these assets are no longer depreciated.

In April 2012, the Company formally filed arbitration against China YR TV Stations to the CIETAC. CIETAC is the major permanent arbitration institutions in China and responsible for independently and impartially resolves economic and trade disputes by means of arbitration. In this action the Company allege breach of contract by YR TV Station, seeking recovery of capital investment cost plus interest and others totaled RMB54 million (approximately $8,571,000). After the conclusion of several hearings, CIETAC repeatedly postponed the date on which to issue an arbitral award. For strategic reasons, ANT submitted an arbitration withdrawal application to CIETAC on February 17, 2013 and received a Withdrawal Decision on March 18, 2013. On December 12, 2013, ANT filed two arbitration claims against Shanxi TV with the CIETAC to recover more than RMB90 million (approximately $14,867,000) damages.

In this instance, management has assessed the matters based on current information and made judgments concerning their potential outcome, giving consideration to the nature of the claim, the amount, and the probability of success. Management believes it will receive a positive award in the dispute. However, in view of the significant uncertainty on the outcome of the actions, the management recorded an impairment loss of $680,000 in the year 2011 and a further impairment of $3,345,284 in year 2012, which the carrying value was fully impaired.

On March 15, 2016, CIETAC issued two final arbitral awards in the amount of RMB90 million in total. Among others, the arbitral tribunal found that because Shanxi TV unilaterally terminated the cooperation agreement, it must pay RMB 45 million (approximately $6,929,900) for damages as claimed by Taiyuan JV. In addition, Shanxi TV’s termination of the cooperation agreement essentially resulted in its material breach of the asset transfer agreement with Taiyuan JV and as a result, Shanxi TV is responsible to return RMB45 million (approximately $6,929,900) to Taiyuan JV that it paid to Shanxi TV. CIETAC further approved of a RMB0.8 million (approximately $123,200) attorney fee and a RMB115,084.30 (approximately $17,700) arbitration fee against Shanxi TV. The payment of the above fees should be made by Shanxi TV within 30 days after the issuance of the arbitral awards. Shanxi TV has not made the payment, and enforcement actions were filed with a local Shanxi court in May 2016. Shanxi TV subsequently applied to the court to withdraw the arbitral awards, but the court rejected such applications in August 2016. In September 2016, Taiyuan JV applied to continue the enforcement procedure. On 8 May 2017, Taiyuan Intermediate People’s Court issued a ruling refusing to enforce the arbitral awards and thus the enforcement of the arbitral awards has been terminated. Taiyuan JV subsequently submitted application to the Supreme People’s Court of the People’s Republic of China, the Shanxi High Court and the local Shanxi Procuratorate to supervise the enforcement proceeding and correct the local Shanxi Court’s ruling. As of the date of this report, Taiyuan JV has not received a formal reply or decision from the aforementioned authorities. Such enforcement actions are still pending. Therefore, in the opinion of the management, no adjustment was made for the reversal of impairment during the year ended December 31, 2017.